Statement of Changes in Net Assets	1 Months Ended
Jun. 30, 2023 USD ($)
Statement of Stockholders' Equity [Abstract]
Net Assets, June 8, 2023 (commencement of operations)	$ 0
Capital contributions	438,650,000
Net income	3,617,752
Total increase (decrease) common shares, outstanding value	442,267,752
Net Assets, June 30, 2023	$ 442,267,752